Long-term Debt (Bank Debt) (Details)	Dec. 31, 2020 CAD ($) bank	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 3,000,000,000.00
Maximum ratio of senior debt to EBITDA	3.5
Maximum ratio of total debt to EBITDA	4.0
Maximum ratio of senior debt to adjusted capital	0.55
Letter of credit amount outstanding	$ 10,400,000	$ 6,500,000
Syndicated Unsecured Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 2,900,000,000
Number of banks | bank	14
Unsecured Operating Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 100,000,000.0
Number of banks | bank	1